LVIP American Global Balanced Allocation Managed Risk Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.91%
Asset Allocation Fund–10.81%
✧American Funds®– Capital Income Builder	1,810,281	$133,417,737
		133,417,737
Equity Funds–34.22%
✧American Funds®-
American Mutual Fund	2,352,303	139,515,093
Growth Fund of America	1,871,772	145,773,563
Investment Company of America	2,254,720	137,109,544
		422,398,200
Fixed Income Funds–43.96%
✧American Funds®-
Bond Fund of America	38,363,852	446,171,600
High-Income Trust	3,860,087	38,176,258
Inflation Linked Bond Fund	4,578,683	44,138,510
Intermediate Bond Fund of America	1,107,073	14,115,176
		542,601,544
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–3.61%
✧American Funds®– Smallcap World Fund	604,350	$44,576,831
		44,576,831
International Equity Funds–4.93%
✧American Funds®-
EuroPacific Growth Fund	718,039	43,340,829
New World Fund	203,296	17,432,681
		60,773,510
Money Market Fund–2.38%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	29,392,344	29,392,344
		29,392,344
Total Investment Companies (Cost $1,101,033,848)		1,233,160,166

TOTAL INVESTMENTS–99.91% (Cost $1,101,033,848)	1,233,160,166
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	1,143,548
NET ASSETS APPLICABLE TO 111,778,009 SHARES OUTSTANDING–100.00%	$1,234,303,714

✧Class R-6 shares.
LVIP American Global Balanced Allocation Managed Risk Fund–1

LVIP American Global Balanced Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
6	Australian Dollar	$415,470	$399,695	12/16/24	$15,775	$—
11	British Pound	919,463	899,912	12/16/24	19,551	—
17	Euro	2,372,881	2,356,405	12/16/24	16,476	—
12	Japanese Yen	1,054,575	1,068,955	12/16/24	—	(14,380)
1	Swedish Krona	197,550	194,101	12/16/24	3,449	—
					55,251	(14,380)
Equity Contracts:
21	E-mini MSCI Emerging Markets Index	1,231,335	1,161,163	12/20/24	70,172	—
7	E-mini Russell 2000 Index	787,220	772,218	12/20/24	15,002	—
70	E-mini S&P 500 Index	20,349,875	19,916,664	12/20/24	433,211	—
11	E-mini S&P MidCap 400 Index	3,463,460	3,372,723	12/20/24	90,737	—
47	Euro STOXX 50 Index	2,631,597	2,558,121	12/20/24	73,476	—
9	FTSE 100 Index	997,318	1,009,657	12/20/24	—	(12,339)
7	OMXS 30 Index	180,982	176,031	10/18/24	4,951	—
3	SPI 200 Index	430,677	425,131	12/19/24	5,546	—
7	TOPIX Index	1,289,442	1,251,703	12/12/24	37,739	—
					730,834	(12,339)
Total Futures Contracts					$786,085	$(26,719)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
LVIP American Global Balanced Allocation Managed Risk Fund–2